Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes	INCOME TAXES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Income Tax Expense (Benefit)

The details of the Registrants’ Income Tax Expense (Benefit) as reported are as follows:

Year Ended December 31, 2019	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(7.4)	$(31.8)	$23.7	$36.7	$48.1	$(10.0)	$25.5	$6.9
Deferred	(77.1)	(23.5)	71.7	(125.6)	(53.5)	40.6	(23.6)	(8.6)
Deferred Investment Tax Credits	5.5	(1.2)	—	(0.5)	(3.6)	—	(2.4)	(1.4)
Total Federal	(79.0)	(56.5)	95.4	(89.4)	(9.0)	30.6	(0.5)	(3.1)

State and Local:
Current	4.4	2.9	2.4	12.0	(2.4)	1.1	0.2	0.8
Deferred	59.3	—	19.6	(0.6)	0.8	3.2	5.4	(2.4)
Deferred Investment Tax Credits	2.4	—	—	—	—	—	2.4	—
Total State and Local	66.1	2.9	22.0	11.4	(1.6)	4.3	8.0	(1.6)

Income Tax Expense (Benefit)	$(12.9)	$(53.6)	$117.4	$(78.0)	$(10.6)	$34.9	$7.5	$(4.7)

Year Ended December 31, 2018	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(31.7)	$37.0	$(14.2)	$(31.9)	$60.9	$55.6	$35.6	$18.3
Deferred	112.8	(16.4)	82.3	(24.6)	(44.1)	(36.9)	(34.7)	(0.5)
Deferred Investment Tax Credits	9.2	(1.5)	—	0.1	(4.7)	—	(2.0)	(1.4)
Total Federal	90.3	19.1	68.1	(56.4)	12.1	18.7	(1.1)	16.4

State and Local:
Current	30.8	1.8	(0.6)	3.7	15.8	4.6	(0.2)	2.3
Deferred	(8.5)	(0.1)	16.6	7.8	1.2	0.7	3.6	1.7
Deferred Investment Tax Credits	2.7	—	—	—	—	—	2.7	—
Total State and Local	25.0	1.7	16.0	11.5	17.0	5.3	6.1	4.0

Income Tax Expense (Benefit)	$115.3	$20.8	$84.1	$(44.9)	$29.1	$24.0	$5.0	$20.4

Year Ended December 31, 2017	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(4.0)	$(85.7)	$(130.4)	$15.3	$(106.5)	$11.2	$(77.1)	$(30.1)
Deferred	856.6	63.3	254.8	166.9	202.1	141.3	122.7	84.8
Deferred Investment Tax Credits	48.6	(1.6)	—	(0.1)	(4.7)	—	(1.6)	(1.4)
Total Federal	901.2	(24.0)	124.4	182.1	90.9	152.5	44.0	53.3

State and Local:
Current	16.0	0.6	1.1	(1.4)	(8.1)	0.2	(0.2)	(0.9)
Deferred	44.9	—	16.7	4.6	(1.4)	6.6	2.0	(4.3)
Deferred Investment Tax Credits	7.6	—	—	—	—	—	4.3	—
Total State and Local	68.5	0.6	17.8	3.2	(9.5)	6.8	6.1	(5.2)

Income Tax Expense (Benefit)	$969.7	$(23.4)	$142.2	$185.3	$81.4	$159.3	$50.1	$48.1

The following are reconciliations for the Registrants between the federal income taxes computed by multiplying pretax income by the federal statutory tax rate and the income taxes reported:

AEP	Years Ended December 31,
	2019	2018	2017
	(in millions)
Net Income	$1,919.8	$1,931.3	$1,928.9
Less: Equity Earnings – Dolet Hills	(3.0)	(2.7)	—
Income Tax Expense (Benefit)	(12.9)	115.3	969.7
Pretax Income	$1,903.9	$2,043.9	$2,898.6

Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)	$399.8	$429.2	$1,014.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	23.1	24.4	60.2
Investment Tax Credit Amortization	(13.0)	(20.2)	(18.8)
Production Tax Credits	(59.0)	(10.3)	—
State and Local Income Taxes, Net	52.2	19.7	54.7
Removal Costs	(20.7)	(19.8)	(32.7)
AFUDC	(37.1)	(29.4)	(37.4)
Valuation Allowance	—	—	(1.8)
Tax Reform Adjustments	—	(10.9)	(26.7)
Tax Adjustments	—	—	(35.8)
Tax Reform Excess ADIT Reversal	(353.2)	(257.2)	—
Other	(5.0)	(10.2)	(6.5)
Income Tax Expense (Benefit)	$(12.9)	$115.3	$969.7

Effective Income Tax Rate	(0.7)%	5.6%	33.5%

AEP Texas	Years Ended December 31,
	2019	2018	2017
	(in millions)
Net Income	$178.3	$211.3	$310.5
Income Tax Expense (Benefit)	(53.6)	20.8	(23.4)
Pretax Income	$124.7	$232.1	$287.1

Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)	$26.2	$48.7	$100.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	1.0	1.4	(0.5)
Investment Tax Credit Amortization	(1.2)	(2.3)	(1.5)
State and Local Income Taxes, Net	2.3	1.3	0.4
AFUDC	(3.2)	(4.2)	(3.9)
Parent Company Loss Benefit	(4.6)	(3.1)	—
Tax Reform Adjustments	—	(11.0)	(117.4)
Tax Adjustments	—	—	(4.2)
Tax Reform Excess ADIT Reversal	(73.4)	(11.8)	—
Other	(0.7)	1.8	3.2
Income Tax Expense (Benefit)	$(53.6)	$20.8	$(23.4)

Effective Income Tax Rate	(43.0)%	9.0%	(8.2)%

AEPTCo	Years Ended December 31,
	2019	2018	2017
	(in millions)
Net Income	$439.7	$315.9	$270.7
Income Tax Expense	117.4	84.1	142.2
Pretax Income	$557.1	$400.0	$412.9

Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)	$117.0	$84.0	$144.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
AFUDC	(17.7)	(14.1)	(17.0)
State and Local Income Taxes, Net	17.4	12.6	13.1
Tax Reform Adjustments	—	—	0.6
Other	0.7	1.6	1.0
Income Tax Expense	$117.4	$84.1	$142.2

Effective Income Tax Rate	21.1%	21.0%	34.4%

APCo	Years Ended December 31,
	2019	2018	2017
	(in millions)
Net Income	$306.3	$367.8	$331.3
Income Tax Expense (Benefit)	(78.0)	(44.9)	185.3
Pretax Income	$228.3	$322.9	$516.6

Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)	$47.9	$67.8	$180.8
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	11.7	8.5	18.0
State and Local Income Taxes, Net	9.0	9.1	3.5
Removal Costs	(6.1)	(9.6)	(12.4)
AFUDC	(5.2)	(4.3)	(5.0)
Parent Company Loss Benefit	(3.8)	(3.4)	(0.2)
Tax Reform Adjustments	—	0.1	4.3
Tax Reform Excess ADIT Reversal	(130.4)	(108.5)	—
Other	(1.1)	(4.6)	(3.7)
Income Tax Expense (Benefit)	$(78.0)	$(44.9)	$185.3

Effective Income Tax Rate	(34.2)%	(13.9)%	35.9%

I&M	Years Ended December 31,
	2019	2018	2017
	(in millions)
Net Income	$269.4	$261.3	$186.7
Income Tax Expense (Benefit)	(10.6)	29.1	81.4
Pretax Income	$258.8	$290.4	$268.1

Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)	$54.3	$61.0	$93.8
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6.3	(0.7)	11.4
Investment Tax Credit Amortization	(3.6)	(4.7)	(4.7)
State and Local Income Taxes, Net	(1.2)	13.4	(1.0)
Removal Costs	(11.5)	(8.0)	(13.3)
AFUDC	(4.1)	(2.5)	(5.6)
Parent Company Loss Benefit	(4.8)	(2.3)	—
Tax Adjustments	—	—	2.7
Tax Reform Adjustments	—	—	(2.9)
Tax Reform Excess ADIT Reversal	(42.5)	(25.8)	—
Other	(3.5)	(1.3)	1.0
Income Tax Expense (Benefit)	$(10.6)	$29.1	$81.4

Effective Income Tax Rate	(4.1)%	10.0%	30.4%

OPCo	Years Ended December 31,
	2019	2018	2017
	(in millions)
Net Income	$297.1	$325.5	$323.9
Income Tax Expense	34.9	24.0	159.3
Pretax Income	$332.0	$349.5	$483.2

Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)	$69.7	$73.4	$169.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	(1.7)	2.6	7.6
State and Local Income Taxes, Net	3.4	4.2	4.4
AFUDC	(3.8)	(2.1)	(2.2)
Tax Reform Adjustments	—	—	(14.4)
Tax Reform Excess ADIT Reversal	(27.3)	(51.0)	—
Parent Company Loss Benefit	(4.9)	(5.5)	(0.2)
Other	(0.5)	2.4	(5.0)
Income Tax Expense	$34.9	$24.0	$159.3

Effective Income Tax Rate	10.5%	6.9%	33.0%

PSO	Years Ended December 31,
	2019	2018	2017
	(in millions)
Net Income	$137.6	$83.2	$72.0
Income Tax Expense	7.5	5.0	50.1
Pretax Income	$145.1	$88.2	$122.1

Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)	$30.5	$18.5	$42.7
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.5	1.0	0.3
Investment Tax Credit Amortization	(0.5)	(1.7)	(1.6)
Parent Company Loss Benefit	(2.5)	(1.4)	—
State and Local Income Taxes, Net	6.3	4.8	4.0
Tax Reform Adjustments	—	—	2.8
Tax Reform Excess ADIT Reversal	(24.5)	(15.5)	—
Other	(2.3)	(0.7)	1.9
Income Tax Expense	$7.5	$5.0	$50.1

Effective Income Tax Rate	5.2%	5.7%	41.0%

SWEPCo	Years Ended December 31,
	2019	2018	2017
	(in millions)
Net Income	$162.2	$152.2	$137.5
Less: Equity Earnings – Dolet Hills	(3.0)	(2.7)	—
Income Tax Expense (Benefit)	(4.7)	20.4	48.1
Pretax Income	$154.5	$169.9	$185.6

Income Taxes on Pretax Income at Statutory Rate (21%, 21% and 35% in 2019, 2018 and 2017, Respectively)	$32.4	$35.7	$65.0
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	1.9	3.4	1.9
Depletion	(3.6)	(3.2)	(5.7)
State and Local Income Taxes, Net	(1.3)	3.2	(2.3)
AFUDC	(1.4)	(1.3)	(0.9)
Tax Adjustments	—	—	(9.9)
Tax Reform Adjustments	—	—	(0.4)
Tax Reform Excess ADIT Reversal	(29.9)	(16.0)	—
Other	(2.8)	(1.4)	0.4
Income Tax Expense (Benefit)	$(4.7)	$20.4	$48.1

Effective Income Tax Rate	(3.0)%	12.0%	25.9%

Net Deferred Tax Liability

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant:

AEP	December 31,
	2019	2018
	(in millions)
Deferred Tax Assets	$3,246.1	$2,750.8
Deferred Tax Liabilities	(10,834.3)	(9,837.3)
Net Deferred Tax Liabilities	$(7,588.2)	$(7,086.5)

Property Related Temporary Differences	$(6,602.9)	$(6,224.8)
Amounts Due to Customers for Future Income Taxes	1,173.5	1,329.7
Deferred State Income Taxes	(1,112.4)	(1,072.5)
Securitized Assets	(178.7)	(186.6)
Regulatory Assets	(371.1)	(454.1)
Accrued Nuclear Decommissioning	(557.4)	(453.7)
Net Operating Loss Carryforward	77.6	78.3
Tax Credit Carryforward	247.2	113.7
Operating Lease Liability	182.6	—
Investment in Partnership	(446.6)	(300.5)
All Other, Net	—	84.0
Net Deferred Tax Liabilities	$(7,588.2)	$(7,086.5)

AEP Texas	December 31,
	2019	2018
	(in millions)
Deferred Tax Assets	$220.0	$208.1
Deferred Tax Liabilities	(1,185.4)	(1,121.2)
Net Deferred Tax Liabilities	$(965.4)	$(913.1)

Property Related Temporary Differences	$(973.5)	$(836.3)
Amounts Due to Customers for Future Income Taxes	126.7	141.2
Deferred State Income Taxes	(27.5)	(27.7)
Regulatory Assets	(51.2)	(53.9)
Securitized Transition Assets	(124.3)	(134.7)
Deferred Revenues	19.9	4.6
Operating Lease Liability	17.2	—
All Other, Net	47.3	(6.3)
Net Deferred Tax Liabilities	$(965.4)	$(913.1)

AEPTCo	December 31,
	2019	2018
	(in millions)
Deferred Tax Assets	$162.9	$142.9
Deferred Tax Liabilities	(980.7)	(847.3)
Net Deferred Tax Liabilities	$(817.8)	$(704.4)

Property Related Temporary Differences	$(847.1)	$(755.0)
Amounts Due to Customers for Future Income Taxes	119.9	121.3
Deferred State Income Taxes	(86.1)	(71.6)
Net Operating Loss Carryforward	12.3	13.4
All Other, Net	(16.8)	(12.5)
Net Deferred Tax Liabilities	$(817.8)	$(704.4)

APCo	December 31,
	2019	2018
	(in millions)
Deferred Tax Assets	$486.2	$475.2
Deferred Tax Liabilities	(2,167.0)	(2,101.0)
Net Deferred Tax Liabilities	$(1,680.8)	$(1,625.8)

Property Related Temporary Differences	$(1,420.0)	$(1,393.6)
Amounts Due to Customers for Future Income Taxes	222.8	268.0
Deferred State Income Taxes	(320.9)	(324.1)
Regulatory Assets	(71.0)	(73.8)
Securitized Assets	(49.3)	(54.3)
Operating Lease Liability	16.5	—
All Other, Net	(58.9)	(48.0)
Net Deferred Tax Liabilities	$(1,680.8)	$(1,625.8)

I&M	December 31,
	2019	2018
	(in millions)
Deferred Tax Assets	$970.5	$771.6
Deferred Tax Liabilities	(1,950.2)	(1,719.6)
Net Deferred Tax Liabilities	$(979.7)	$(948.0)

Property Related Temporary Differences	$(430.7)	$(445.0)
Amounts Due to Customers for Future Income Taxes	169.6	186.2
Deferred State Income Taxes	(194.4)	(183.9)
Accrued Nuclear Decommissioning	(557.4)	(453.7)
Regulatory Assets	(26.9)	(31.9)
Net Operating Loss Carryforward	—	0.2
Operating Lease Liability	61.9	—
All Other, Net	(1.8)	(19.9)
Net Deferred Tax Liabilities	$(979.7)	$(948.0)

OPCo	December 31,
	2019	2018
	(in millions)
Deferred Tax Assets	$202.3	$209.0
Deferred Tax Liabilities	(1,051.6)	(972.3)
Net Deferred Tax Liabilities	$(849.3)	$(763.3)

Property Related Temporary Differences	$(890.8)	$(826.9)
Amounts Due to Customers for Future Income Taxes	130.2	137.0
Deferred State Income Taxes	(35.5)	(32.9)
Regulatory Assets	(48.0)	(55.0)
Operating Lease Liability	18.3	—
All Other, Net	(23.5)	14.5
Net Deferred Tax Liabilities	$(849.3)	$(763.3)

PSO	December 31,
	2019	2018
	(in millions)
Deferred Tax Assets	$257.4	$229.6
Deferred Tax Liabilities	(885.7)	(837.4)
Net Deferred Tax Liabilities	$(628.3)	$(607.8)

Property Related Temporary Differences	$(627.6)	$(609.4)
Amounts Due to Customers for Future Income Taxes	127.2	138.9
Deferred State Income Taxes	(100.4)	(135.6)
Regulatory Assets	(44.6)	(32.3)
Net Operating Loss Carryforward	10.2	16.4
All Other, Net	6.9	14.2
Net Deferred Tax Liabilities	$(628.3)	$(607.8)

SWEPCo	December 31,
	2019	2018
	(in millions)
Deferred Tax Assets	$359.6	$317.4
Deferred Tax Liabilities	(1,300.5)	(1,220.2)
Net Deferred Tax Liabilities	$(940.9)	$(902.8)

Property Related Temporary Differences	$(947.6)	$(913.3)
Amounts Due to Customers for Future Income Taxes	169.8	183.4
Deferred State Income Taxes	(200.3)	(193.6)
Regulatory Assets	(30.2)	(30.8)
Net Operating Loss Carryforward	38.2	36.2
All Other, Net	29.2	15.3
Net Deferred Tax Liabilities	$(940.9)	$(902.8)

AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses (“Parent Company Loss Benefit”) to the AEP System companies giving rise to such losses in determining their current tax expense.  The consolidated net operating loss of the AEP System is allocated to each company in the consolidated group with taxable losses. The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the allocation of the consolidated AEP System net operating loss, the loss of the Parent and tax credits, the method of allocation reflects a separate return result for each company in the consolidated group.

Federal and State Income Tax Audit Status

AEP and subsidiaries are no longer subject to U.S. federal examination by the IRS for all years through 2015. During the third quarter of 2019, AEP and subsidiaries elected to amend the 2014 and 2015 federal returns and as such the IRS may examine only the amended items on the 2014 and 2015 federal returns.

Net Income Tax Operating Loss Carryforward

As of December 31, 2019, AEP has no federal net income tax operating loss carryforward. AEP, AEPTCo, I&M, PSO and SWEPCo have state net income tax operating loss carryforwards as indicated in the table below:

		State Net Income
		Tax Operating
		Loss	Years of
Company	State/Municipality	Carryforward	Expiration
		(in millions)
AEP	Arkansas	$102.5	2020	-	2024
AEP	Kentucky	144.9	2030	-	2037
AEP	Louisiana	541.0	2025	-	2039
AEP	Oklahoma	544.1	2034	-	2037
AEP	Tennessee	29.0	2028	-	2034
AEP	Virginia	22.6	2030	-	2037
AEP	West Virginia	16.1	2029	-	2037
AEP	Ohio Municipal	414.1	2020	-	2024
AEPTCo	Oklahoma	269.4	2034	-	2037
AEPTCo	Ohio Municipal	37.3	2020	-	2023
I&M	West Virginia	2.0	2031	-	2037
PSO	Oklahoma	240.5	2034	-	2037
SWEPCo	Arkansas	101.7	2021	-	2024
SWEPCo	Louisiana	528.1	2032	-	2037

As of December 31, 2019, AEP has recorded a valuation allowance of $6 million, against certain state and municipal net income tax operating loss carryforwards since future taxable income is not expected to be sufficient to realize the remaining state net income tax operating loss tax benefits before the carryforward expires. Management anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the carryforward expires for each state.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2017, 2012 and 2011 resulted in unused federal and state income tax credits.  As of December 31, 2019, the Registrants have federal tax credit carryforwards and AEP and PSO have state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2031 through 2039.

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in millions)
AEP	$247.2	$239.6	$36.7	$—
AEP Texas	1.4	1.3	—	—
AEPTCo	0.2	0.1	—	—
APCo	4.9	2.3	—	—
I&M	13.9	13.7	—	—
OPCo	5.1	1.7	—	—
PSO	1.1	1.1	36.7	—
SWEPCo	1.9	1.8	—	—

The Registrants anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.

Valuation Allowance

AEP assesses the available positive and negative evidence to estimate whether sufficient future taxable income of the appropriate tax character will be generated to realize the benefits of existing deferred tax assets. When the evaluation of the evidence indicates that AEP will not be able to realize the benefits of existing deferred tax assets, a valuation allowance is recorded to reduce existing deferred tax assets to the net realizable amount. Objective evidence evaluated includes whether AEP has a history of recognizing income of the character which can be offset by loss carryforwards. Other objective negative evidence evaluated is the impact recently enacted federal tax legislation will have on future taxable income and on AEP’s ability to benefit from the carryforward of charitable contribution deductions.

Valuation allowance activity for the years ended December 31, 2019, 2018 and 2017 was immaterial.

Uncertain Tax Positions

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2019	$14.6	$(0.8)	$—	$—	$3.2	$6.9	$—	$(0.8)
Increase – Tax Positions Taken During a Prior Period	8.8	1.5	—	—	—	1.6	—	0.8
Decrease – Tax Positions Taken During a Prior Period	(2.1)	(0.7)	—	—	(0.7)	—	—	—
Increase – Tax Positions Taken During the Current Year	2.8	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—	—	—
Balance as of December 31, 2019	$24.1	$—	$—	$—	$2.5	$8.5	$—	$—

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2018	$86.6	$(0.8)	$—	$—	$3.2	$6.9	$—	$(0.8)
Increase – Tax Positions Taken During a Prior Period	0.1	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	—	—	—	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(71.0)	—	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(1.1)	—	—	—	—	—	—	—
Balance as of December 31, 2018	$14.6	$(0.8)	$—	$—	$3.2	$6.9	$—	$(0.8)

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2017	$98.8	$6.5	$—	$—	$3.8	$6.9	$0.1	$1.3
Increase – Tax Positions Taken During a Prior Period	4.5	2.0	—	—	0.2	—	0.1	1.7
Decrease – Tax Positions Taken During a Prior Period	(28.0)	(12.3)	—	—	(0.5)	—	(0.9)	(5.4)
Increase – Tax Positions Taken During the Current Year	3.4	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	7.9	3.0	—	—	(0.3)	—	0.7	1.6
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—	—	—
Balance as of December 31, 2017	$86.6	$(0.8)	$—	$—	$3.2	$6.9	$—	$(0.8)

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant was as follows:

Company	2019	2018	2017
	(in millions)
AEP	$20.3	$11.6	$10.5
AEP Texas	—	(0.7)	(0.5)
AEPTCo	—	—	—
APCo	—	—	—
I&M	2.0	2.6	2.1
OPCo	6.7	5.4	4.5
PSO	—	—	—
SWEPCo	—	(0.6)	(0.5)

Federal Tax Reform and Legislation

In December 2017, Tax Reform legislation was signed into law. Tax Reform included significant changes to the Internal Revenue Code of 1986, as amended, including lowering the corporate federal income tax rate from 35% to 21%.

The IRS has issued new regulations that provide guidance regarding the additional first-year depreciation deduction under Section 168(k). The proposed regulations reflect changes as a result of Tax Reform and affect taxpayers with qualified depreciable property acquired and placed in-service after September 27, 2017. Generally, AEP’s regulated utilities will not be eligible for any bonus depreciation for property acquired and placed in-service after December 31, 2017 and AEP’s competitive businesses will be eligible for 100% expensing.

During the fourth quarter of 2018, the IRS proposed new regulations that reflect changes as a result of Tax Reform concerning potential limitations on the deduction of business interest expense. These regulations require an allocation of net interest expense between regulated and competitive businesses within the consolidated tax return.  This allocation is based upon net tax basis, and the proposed regulations provide a de minimis test under which all interest is deductible if less than 10% is allocable to the competitive businesses.  Management continues to review and evaluate the proposed regulations and at this time expect to be able to deduct materially all business interest expense under this de minimis provision.

State Tax Legislation

In April 2018, the Kentucky legislature enacted House Bill (H.B.) 487. H.B. 487 adopts mandatory unitary combined reporting for state corporate income tax purposes applicable for taxable years beginning on or after January 1, 2019. H.B. 487 also adopts the 80% federal net operating loss (NOL) limitation under Internal Revenue Code Section 172(a) for NOLs generated after January 1, 2018 and the federal unlimited carryforward period for unused NOLs generated after January 1, 2018. In addition, H.B. 366 was also enacted in April 2018, which among other things, replaces the graduated corporate tax rate structure with a flat 5% tax rate for business income and adopts a single-sales factor apportionment formula for apportioning a corporation’s business income to Kentucky. In the second quarter of 2018, AEP recorded an $18 million benefit to Income Tax Expense as a result of remeasuring Kentucky deferred taxes under a unitary filing group. The enacted legislation did not materially impact AEPTCo’s, I&M’s or OPCo’s net income.